UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Dynamic Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.2%
Banco Macro SA - ADR	4,900	$121,226
Cresud SA Sponsored - ADR	13,200	167,112
IRSA Inversiones y Representaciones SA - ADR	15,300	154,989
Pampa Energia SA - ADR	15,800	176,802
Telecom Argentina SA - ADR	5,000	104,750
Tenaris SA - ADR	19,378	760,780
		1,485,659
Australia — 1.7%
Asciano Ltd.	118,939	593,215
BHP Billiton Ltd.	104,347	4,133,010
CSL Ltd.	39,219	1,293,998
Newcrest Mining Ltd.	107,509	3,848,112
Orica Ltd.	29,402	772,543
Rio Tinto Ltd.	42,784	3,139,051
Telstra Corp. Ltd.	197,348	697,523
		14,477,452
Austria — 0.0%
Telekom Austria AG	22,725	265,164
Belgium — 0.1%
RHJ International (a)	103,798	659,666
RHJ International - ADR (a)	64,200	104,776
		764,442
Brazil — 3.5%
Banco do Brasil SA	43,764	681,057
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	65,909	2,753,753
Cia Energetica de Minas Gerais - ADR	65,621	1,328,169
Cosan Ltd. (b)	166,054	2,132,134
Cyrela Brazil Realty SA	130,957	1,212,732
Hypermarcas SA	313,810	1,907,430
Itau Unibanco Holding SA, Preference Shares	89,126	1,791,498
MRV Engenharia e Participacoes SA	223,557	1,720,949
OGX Petroleo e Gas Participacoes SA (a)	64,000	606,227
Petroleo Brasileiro SA - ADR	294,140	8,215,330
Qualicorp SA (a)	101,747	1,006,871
SLC Agricola SA	105,539	966,474
Telefonica Brasil - ADR	134,092	3,733,121
Tractebel Energia SA	33,682	584,886
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	25,711	172,466
Vale SA, Preference ‘A’ Shares	82,085	2,005,614
		30,818,711
Canada — 4.0%
Agnico-Eagle Mines Ltd.	35,564	1,330,094
Alamos Gold, Inc.	68,271	1,398,510
Bank of Nova Scotia	10,400	534,469

Common Stocks	Shares	Value
Canada (concluded)
Barrick Gold Corp.	76,052	$3,746,322
BCE, Inc.	3,100	126,480
Brookfield Asset Management, Inc., Class A	33,312	1,015,017
Canadian Natural Resources Ltd.	43,591	1,726,640
Canadian Pacific Railway Ltd.	16,298	1,162,373
Canadian Pacific Railway Ltd.	2,613	186,352
Detour Gold Corp. (a)	27,538	769,537
Eldorado Gold Corp.	156,171	2,365,850
Goldcorp, Inc.	126,505	6,121,577
IAMGOLD Corp.	80,795	1,352,508
IAMGOLD Corp., International African Mining Gold Corp.	51,073	852,150
Katanga Mining Ltd. (a)	156,778	198,572
Kinross Gold Corp.	48,775	550,670
Kinross Gold Corp.	123,485	1,395,318
Osisko Mining Corp. (a)	64,114	764,739
Potash Corp. of Saskatchewan, Inc.	24,487	1,144,522
Rogers Communications, Inc., Class B	24,362	936,719
Rogers Communications, Inc., Class B	9,200	353,705
Silver Wheaton Corp.	55,466	1,975,144
Sino-Forest Corp. (a)	60,390	602
Suncor Energy, Inc.	65,306	2,249,595
Talisman Energy, Inc.	54,586	652,179
Teck Resources Ltd., Class B	4,852	205,337
TELUS Corp.	9,206	518,922
The Toronto-Dominion Bank	3,500	270,659
Valeant Pharmaceuticals International, Inc. (a)(c)	13,600	659,464
		34,564,026
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA - ADR	10,843	636,918
China — 1.7%
Beijing Enterprises Holdings Ltd.	485,275	2,811,286
Chaoda Modern Agriculture Holdings Ltd. (b)	3,106,585	96,304
China BlueChemical Ltd.	748,500	567,948
China Life Insurance Co. Ltd. - ADR	5,312	233,409
China Mobile Ltd.	86,300	881,968
China Shenhua Energy Co. Ltd., Class H	158,763	697,252
China Telecom Corp. Ltd.	803,000	450,498
China Unicom Ltd.	313,500	577,004
CSR Corp. Ltd.	247,600	162,866
Dongfang Electric Corp. Ltd.	170,600	503,656
Dongfeng Motor Group Co. Ltd.	227,000	424,174
Guangshen Railway Co. Ltd.	996,500	363,319
Guangzhou Automobile Group Co. Ltd.	529,672	574,524
Haitian International Holdings Ltd.	240,000	250,670
Huaneng Power International, Inc.	925,800	560,958

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China (concluded)
Jiangsu Express	433,400	$431,065
Mindray Medical International Ltd. - ADR	6,600	196,416
Ping An Insurance Group Co. of China Ltd.	52,876	418,162
Shanghai Electric Group Co. Ltd.	1,134,500	520,888
Shanghai Pharmaceuticals Holding Co. Ltd. (a)(b)	302,900	501,208
Sinopharm Group Co. (b)	365,400	866,356
Tianjin Development Holdings Ltd. (a)(b)	2,071,047	1,128,266
Tianjin Port Development Holdings Ltd.	3,135,800	439,453
Zhongsheng Group Holdings Ltd.	374,600	748,045
		14,405,695
Egypt — 0.1%
Telecom Egypt	283,365	709,764
France — 2.1%
Atos Origin SA	6,500	327,240
AXA SA	96,715	1,472,644
BNP Paribas SA	51,082	2,172,737
Essilor International SA	27,193	1,994,613
Eutelsat Communications	19,900	739,355
France Telecom SA	58,253	875,724
LVMH Moet Hennessy Louis Vuitton SA	10,145	1,643,515
Sanofi-Aventis	25,572	1,895,981
Sanofi-Aventis - ADR	3,566	132,406
Societe Generale SA	23,771	635,471
Technip SA	5,234	493,058
Total SA	52,281	2,770,984
Total SA - ADR	54,249	2,873,570
Vivendi SA	27,468	576,263
		18,603,561
Germany — 3.2%
Allianz AG, Registered Shares	13,222	1,457,561
BASF SE	69,989	5,398,900
Bayer AG, Registered Shares	34,310	2,410,167
Bayerische Motoren Werke AG	20,924	1,795,565
Beiersdorf AG	2,890	173,821
Daimler AG, Registered Shares	33,977	1,885,811
Deutsche Bank AG - ADR	6,200	264,678
Deutsche Bank AG, Registered Shares	16,380	697,926
Deutsche Telekom AG, Registered Shares	160,012	1,802,756
Fresenius Medical Care AG	8,888	635,435
Infineon Technologies AG	102,779	941,867
Kabel Deutschland Holding AG (a)	17,608	919,839
Lanxess AG	21,858	1,429,186
Muenchener Rueckversicherungs AG, Registered Shares	4,571	596,091
Siemens AG, Registered Shares	43,203	4,079,928
SMA Solar Technology AG (b)	3,544	219,371

Common Stocks	Shares	Value
Germany (concluded)
Volkswagen AG, Preference Shares	17,128	$3,044,360
		27,753,262
Hong Kong — 1.0%
AIA Group Ltd.	151,400	504,877
Cheung Kong Holdings Ltd.	62,200	836,544
Cheung Kong Infrastructure Holdings Ltd.	116,000	659,265
China Resources Gas Group Ltd.	366,000	527,094
China Resources Power Holdings Co. Ltd.	454,000	886,088
Hutchison Whampoa Ltd.	109,527	1,039,645
The Link Real Estate Investment Trust	629,948	2,293,236
Mongolian Mining Corp. (a)	342,100	274,883
Wharf Holdings Ltd.	159,247	905,213
Yuanda China Holdings Ltd. (a)(b)	3,183,703	438,975
		8,365,820
India — 0.7%
Adani Enterprises Ltd.	88,236	741,022
Adani Power Ltd. (a)	396,722	641,092
Bharat Heavy Electricals Ltd.	227,012	1,148,370
Housing Development Finance Corp.	139,561	1,966,957
Larsen & Toubro Ltd.	18,150	480,107
Reliance Industries Ltd.	69,336	1,143,138
		6,120,686
Indonesia — 0.1%
Bumi Resources Tbk PT	3,491,207	986,834
Telekomunikasi Indonesia Tbk PT	408,100	311,118
		1,297,952
Ireland — 0.1%
Covidien Plc	17,835	918,502
Israel — 0.4%
Check Point Software Technologies Ltd. (a)	3,400	191,386
Teva Pharmaceutical Industries Ltd. - ADR	68,366	3,085,358
		3,276,744
Italy — 0.7%
Assicurazioni Generali SpA	22,240	347,612
Eni SpA	118,447	2,624,411
Fiat Industrial SpA (a)	182,570	1,794,163
Intesa Sanpaolo SpA	436,423	835,909
Telecom Italia SpA	312,700	318,657
		5,920,752
Japan — 9.9%
Aisin Seiki Co. Ltd.	19,591	620,201
Asahi Kasei Corp.	129,100	819,424
Astellas Pharma, Inc.	17,127	703,758
Bridgestone Corp.	51,368	1,175,354
Canon, Inc.	50,131	2,151,889
Daihatsu Motor Co. Ltd.	51,323	992,955

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Daiwa House Industry Co. Ltd.	49,220	$622,641
Denso Corp.	26,640	793,483
East Japan Railway Co.	50,412	3,271,937
Fanuc Ltd.	6,632	1,116,613
Fuji Heavy Industries Ltd.	311,746	2,123,961
Futaba Industrial Co. Ltd.	48,089	289,806
Hitachi Chemical Co. Ltd.	41,000	723,983
Hitachi Ltd.	124,900	694,798
Honda Motor Co. Ltd.	71,826	2,478,829
Hoya Corp.	69,978	1,487,468
Inpex Corp.	401	2,743,472
JGC Corp.	73,005	2,019,601
JSR Corp.	28,500	585,021
Kao Corp.	17,900	471,840
KDDI Corp.	292	1,854,327
Kinden Corp.	48,812	428,249
Kirin Holdings Co. Ltd.	98,689	1,214,338
Komatsu Ltd.	33,500	944,740
Kubota Corp.	241,609	2,185,028
Kuraray Co. Ltd.	68,940	1,004,028
Kyowa Hakko Kirin Co. Ltd.	89,911	1,110,051
Marubeni Corp.	176,900	1,223,423
Mitsubishi Corp.	169,213	3,869,615
Mitsubishi Tanabe Pharma Corp.	35,030	495,050
Mitsubishi UFJ Financial Group, Inc.	258,593	1,194,803
Mitsui & Co. Ltd.	201,207	3,420,397
Mitsui Fudosan Co. Ltd.	30,000	495,077
MS&AD Insurance Group Holdings, Inc.	79,785	1,639,888
Murata Manufacturing Co. Ltd.	22,352	1,279,334
Nintendo Co. Ltd.	9,200	1,249,423
Nippon Building Fund, Inc.	29	260,590
Nippon Electric Glass Co.	78,899	688,008
Nippon Telegraph & Telephone Corp.	43,000	2,157,105
NKSJ Holdings, Inc.	55,818	1,218,766
NTT DoCoMo, Inc.	2,673	4,753,235
NTT Urban Development Corp.	273	200,427
Okumura Corp.	168,239	733,028
Rinnai Corp.	11,346	789,204
Rohm Co. Ltd.	14,077	697,685
Shin-Etsu Chemical Co. Ltd.	56,067	2,919,749
Sony Financial Holdings, Inc.	33,200	553,493
Sumitomo Chemical Co. Ltd.	400,960	1,618,281
Sumitomo Electric Industries Ltd.	37,252	450,059
Sumitomo Mitsui Financial Group, Inc.	29,323	937,758
Suzuki Motor Corp.	141,039	3,223,526
TDK Corp.	18,627	889,618
Terumo Corp.	13,935	669,198
Toda Corp.	163,804	652,270
Toho Co. Ltd.	28,068	488,873
Tokio Marine Holdings, Inc.	129,450	3,249,732
Tokyo Gas Co. Ltd.	455,166	2,105,891
Toyota Industries Corp.	72,175	2,075,555

Common Stocks	Shares	Value
Japan (concluded)
Toyota Motor Corp.	35,147	$1,296,309
Ube Industries Ltd.	401,954	1,158,094
West Japan Railway Co.	24,100	1,024,055
Yahoo! Japan Corp.	2,072	633,989
Yamada Denki Co. Ltd.	15,860	1,014,728
		85,954,031
Kazakhstan — 0.2%
KazMunaiGas Exploration Production - GDR	87,975	1,390,000
Luxembourg — 0.0%
Millicom International Cellular SA	1,800	178,200
Malaysia — 0.3%
Axiata Group Bhd	424,200	650,943
British American Tobacco Malaysia Bhd	29,400	477,186
IOI Corp. Bhd	137,548	243,858
Telekom Malaysia Bhd	320,200	505,223
YTL Power International Bhd	508,117	308,868
		2,186,078
Mexico — 0.3%
America Movil SA de CV - ADR	108,325	2,514,223
Fomento Economico Mexicano SA de CV - ADR	7,110	501,397
		3,015,620
Netherlands — 0.6%
ASML Holding NV	4,500	193,455
CNH Global NV (a)	5,050	210,787
ING Groep NV CVA (a)	172,803	1,576,583
Koninklijke Philips Electronics NV	76,272	1,544,871
LyondellBasell Industries NV, Class A	3,900	168,090
Unilever NV - ADR	9,900	330,165
Unilever NV CVA	27,180	905,786
		4,929,737
Norway — 0.3%
DnB NOR ASA	106,318	1,121,667
Statoil ASA	56,959	1,434,067
Telenor ASA	15,180	247,604
		2,803,338
Philippines — 0.1%
Philippine Long Distance Telephone Co. - ADR	9,082	576,889
Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	103,400	332,869
Russia — 1.3%
Federal Hydrogenerating Co.	4,630,882	157,450

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Russia (concluded)
Federal Hydrogenerating Co. - ADR	500,111	$1,940,431
Kuzbassrazrezugol (a)	1,243,906	348,294
LSR Group - GDR (b)(d)	176,400	706,394
Magnitogorsk Iron & Steel Works - GDR	90,894	540,841
Novorossiysk Commercial Sea Port - GDR	88,830	620,033
OAO Rosneft Oil Co. - GDR	168,910	1,244,867
Polyus Gold International Ltd. - GDR (a)	545,279	1,783,062
Sberbank	990,299	2,941,223
Uralkali - GDR	2,200	78,188
VimpelCom Ltd. - ADR	69,700	743,002
		11,103,785
Singapore — 1.2%
CapitaLand Ltd.	473,200	986,622
DBS Group Holdings Ltd.	51,940	557,464
Fraser and Neave Ltd.	239,900	1,293,229
Global Logistic Properties Ltd. (a)	308,000	486,442
Keppel Corp. Ltd.	204,720	1,761,914
M1 Ltd.	273,890	526,553
Noble Group Ltd.	204,323	218,090
Oversea-Chinese Banking Corp.	218,980	1,492,031
Raffles Medical Group Ltd.	211,000	369,882
Sembcorp Marine Ltd.	123,900	487,096
Singapore Press Holdings Ltd.	128,300	378,066
Singapore Telecommunications Ltd.	635,260	1,564,590
United Overseas Bank Ltd.	28,500	391,223
		10,513,202
South Africa — 0.4%
AngloGold Ashanti Ltd. - ADR	5,800	265,640
Harmony Gold Mining Co. Ltd. - ADR	28,470	343,348
Life Healthcare Group Holdings Ltd.	218,134	590,787
Randgold Resources Ltd. - ADR	20,375	2,331,104
		3,530,879
South Korea — 1.2%
Cheil Industries, Inc.	7,200	643,192
Hyundai Motor Co.	6,465	1,269,966
KT Corp.	4,300	127,745
KT Corp. - ADR	53,594	798,015
KT&G Corp.	17,458	1,221,524
LG Corp.	10,285	643,596
Mando Corp.	1,330	215,267
POSCO	1,747	642,818
POSCO - ADR	7,740	710,222
Samsung Electronics Co. Ltd.	3,880	3,820,572
Samsung Fine Chemicals Co. Ltd.	9,090	497,500
		10,590,417
Spain — 0.3%
Repsol YPF SA	32,802	904,498
Telefonica SA	88,608	1,546,397

Common Stocks	Shares	Value
Spain (concluded)
Telefonica SA - ADR	17,150	$298,753
		2,749,648
Sweden — 0.1%
Nordea Bank AB	45,787	384,355
SKF AB, Class B	17,334	410,697
Swedbank AB, Class A	21,700	312,344
		1,107,396
Switzerland — 1.4%
Compagnie Financiere Richemont SA, Bearer A Shares	11,541	655,942
Garmin Ltd.	4,800	200,160
Nestle SA, Registered Shares	63,341	3,634,762
Novartis AG, Registered Shares	40,715	2,209,739
Roche Holding AG	9,092	1,542,498
Swisscom AG, Registered Shares	2,777	1,097,852
TE Connectivity Ltd.	5,676	193,552
Transocean Ltd.	7,756	366,859
UBS AG, Registered Shares (a)	98,169	1,339,340
Zurich Financial Services AG (a)	3,716	894,327
		12,135,031
Taiwan — 0.8%
Cheng Shin Rubber Industry Co. Ltd.	222,300	527,843
Chunghwa Telecom Co. Ltd.	251,068	815,542
Chunghwa Telecom Co. Ltd. - ADR	49,163	1,593,373
Far EasTone Telecommunications Co. Ltd.	414,000	798,063
HON HAI Precision Industry Co. Ltd.	169,586	546,910
HTC Corp.	71,121	1,169,528
Taiwan Semiconductor Manufacturing Co. Ltd.	423,994	1,124,799
Yulon Motor Co. Ltd.	344,000	673,905
		7,249,963
Thailand — 0.4%
Hana Microelectronics PCL	23,846	14,111
PTT Global Chemical PCL (a)	654,274	1,406,927
PTT Public Company THB10	84,136	925,020
Siam Commercial Bank PCL	291,005	1,138,613
		3,484,671
Turkey — 0.4%
BIM Birlesik Magazalar AS	22,785	701,516
Tupras Turkiye Petrol Rafinerileri AS	28,149	639,865
Turk Telekomunikasyon AS	151,641	676,206
Turkcell Iletisim Hizmet AS (a)	70,113	360,740
Turkiye Garanti Bankasi AS	204,570	736,623
		3,114,950
United Kingdom — 4.2%
Amlin Plc	39,300	210,840
Anglo American Plc	34,942	1,450,212
Antofagasta Plc	86,432	1,769,090
AstraZeneca Plc - ADR	3,900	187,785

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
BG Group Plc	179,783	$4,050,976
BHP Billiton Plc	38,047	1,279,020
BP Plc	225,934	1,699,609
BP Plc - ADR	50,652	2,325,433
British American Tobacco Plc	17,774	818,461
British Sky Broadcasting Group Plc	11,527	125,519
BT Group Plc	548,859	1,765,719
Diageo Plc - ADR	35,801	3,171,611
GlaxoSmithKline Plc - ADR	4,100	182,614
Glencore International Plc	88,000	572,099
Guinness Peat Group Plc	852,797	390,333
HSBC Holdings Plc	187,275	1,564,704
International Power Plc	444,052	2,350,383
Lloyds TSB Group Plc (a)	734,330	355,111
National Grid Plc	248,283	2,472,344
Petropavlovsk Plc	14,622	174,982
Rio Tinto Plc	30,790	1,854,830
Royal Dutch Shell Plc - ADR	30,450	2,172,912
Scottish & Southern Energy Plc	103,974	2,006,068
Unilever Plc	17,126	553,459
Unilever Plc - ADR	10,693	346,346
Vallares Plc (a)	77,234	1,035,713
Vodafone Group Plc	437,366	1,179,646
Vodafone Group Plc - ADR	28,902	782,955
		36,848,774
United States — 48.5%
3M Co.	19,668	1,705,412
Abbott Laboratories	42,216	2,285,996
Accenture Plc, Class A	3,153	180,793
ACE Ltd.	50,124	3,488,630
Activision Blizzard, Inc. (c)	220,930	2,726,276
Adobe Systems, Inc. (a)	7,100	219,745
The AES Corp. (a)(c)	121,274	1,547,456
Aetna, Inc.	68,903	3,011,061
Agilent Technologies, Inc. (a)	38,971	1,655,098
Albemarle Corp.	2,600	167,206
Alcoa, Inc.	188,775	1,917,954
Alliance Data Systems Corp. (a)	1,900	210,520
Alliance Resource Partners LP	9,285	736,765
The Allstate Corp.	12,695	366,251
Altera Corp.	4,200	167,118
Altria Group, Inc.	48,514	1,377,798
Amdocs Ltd. (a)	6,323	186,149
Ameren Corp.	5,500	174,020
American Eagle Outfitters, Inc. (c)	109,900	1,548,491
American Electric Power Co., Inc.	22,459	888,478
American Express Co.	12,800	641,792
American Tower Corp. (a)	28,756	1,826,294
American Water Works Co., Inc.	24,352	821,393
Ameriprise Financial, Inc.	2,600	139,230
AmerisourceBergen Corp.	28,592	1,114,230
Amgen, Inc.	2,783	188,994
Anadarko Petroleum Corp.	26,489	2,138,192
Analog Devices, Inc.	3,900	152,607
Apache Corp.	18,433	1,822,655
Apple, Inc. (a)(c)	34,331	15,671,415

Common Stocks	Shares	Value
United States (continued)
Applied Materials, Inc. (a)(c)	109,900	$1,349,572
Arch Capital Group Ltd. (a)	17,877	644,466
Arrow Electronics, Inc. (a)	3,800	156,902
AT&T, Inc.	236,976	6,969,464
Autoliv, Inc.	1,800	113,562
Axis Capital Holdings Ltd.	4,192	129,030
Baker Hughes, Inc.	12,097	594,326
Bank of America Corp.	396,360	2,826,047
The Bank of New York Mellon Corp.	121,311	2,441,990
Becton Dickinson & Co.	2,000	156,820
Biogen Idec, Inc. (a)	2,227	262,608
BMC Software, Inc. (a)	3,700	134,088
Boeing Co.	38,987	2,892,056
BorgWarner, Inc. (a)	9,632	718,836
Bristol-Myers Squibb Co.	143,059	4,612,222
CA, Inc.	95,946	2,473,488
Calpine Corp. (a)	72,797	1,062,836
Capital One Financial Corp.	3,200	146,400
Cardinal Health, Inc.	3,731	160,545
Celgene Corp. (a)	11,277	819,838
CenturyLink, Inc.	35,715	1,322,526
Chevron Corp.	74,186	7,647,093
Chubb Corp.	20,785	1,401,117
Cigna Corp.	21,733	974,290
Cisco Systems, Inc. (c)	278,947	5,475,730
Citigroup, Inc.	159,864	4,911,022
CMS Energy Corp.	38,210	834,124
CNA Financial Corp.	3,500	96,355
Coach, Inc.	2,800	196,140
The Coca-Cola Co.	14,618	987,154
Coca-Cola Enterprises, Inc.	5,600	150,024
Cognizant Technology Solutions Corp. (a)	5,674	407,110
Colgate-Palmolive Co.	26,039	2,362,258
Comcast Corp., Class A	147,876	3,932,023
ConAgra Foods, Inc.	21,573	575,352
ConocoPhillips (c)	2,701	184,235
Consol Energy, Inc.	138,590	4,953,207
Consolidated Edison, Inc.	14,317	844,130
Constellation Brands, Inc., Class A (a)	17,352	362,657
Constellation Energy Group, Inc.	3,300	120,219
Corning, Inc. (c)	316,412	4,072,222
Coventry Health Care, Inc. (a)	4,400	132,308
Crown Castle International Corp. (a)	5,688	275,754
Crown Holdings, Inc. (a)	16,063	579,392
CVS Caremark Corp.	52,691	2,199,849
DaVita, Inc. (a)	14,838	1,213,897
Dell, Inc. (a)(c)	101,492	1,748,707
Devon Energy Corp.	29,365	1,873,781
Diamond Offshore Drilling, Inc.	2,900	180,670
Discover Financial Services	51,762	1,406,891
DISH Network Corp., Class A (a)	19,400	541,648
Dominion Resources, Inc.	16,138	807,546
The Dow Chemical Co.	55,816	1,870,394

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Dr. Pepper Snapple Group, Inc.	15,140	$587,735
Eastman Chemical Co.	3,600	181,152
eBay, Inc. (a)	28,277	893,553
EI du Pont de Nemours & Co.	38,504	1,959,469
Electronic Arts, Inc. (a)(c)	87,138	1,618,153
Eli Lilly & Co.	18,947	752,954
EMC Corp. (a)(c)	97,947	2,523,115
Endurance Specialty Holdings Ltd.	20,588	769,991
Entergy Corp.	13,136	911,376
EQT Corp.	25,381	1,282,248
Exelon Corp.	35,170	1,399,063
Expedia, Inc.	4,023	130,225
Exxon Mobil Corp. (e)	192,525	16,122,043
Fidelity National Financial, Inc., Class A	49,984	909,209
Fidelity National Information Services, Inc.	2,941	83,995
First Solar, Inc. (a)(b)	13,167	556,701
FMC Corp.	40,638	3,766,330
Ford Motor Co. (a)	147,305	1,829,528
Freeport-McMoRan Copper & Gold, Inc., Class B	46,195	2,134,671
Freescale Semiconductor Holdings I Ltd. (a)(b)	99,900	1,595,403
General Dynamics Corp.	20,121	1,391,568
General Electric Co.	409,222	7,656,544
General Mills, Inc. (c)	46,005	1,832,379
General Motors Co. (a)	68,829	1,653,273
Gilead Sciences, Inc. (a)	34,566	1,688,203
The Goldman Sachs Group, Inc.	24,076	2,683,752
Google, Inc., Class A (a)	10,593	6,145,105
H.J. Heinz Co.	10,387	538,566
Halliburton Co.	45,471	1,672,423
Harris Corp.	2,600	106,600
HCA Holdings, Inc. (a)	52,313	1,278,530
HealthSouth Corp. (a)	37,959	732,229
Helmerich & Payne, Inc.	3,600	222,156
Herbalife Ltd.	3,400	196,792
Hess Corp.	21,006	1,182,638
Hewlett-Packard Co.	94,796	2,652,392
Hologic, Inc. (a)(b)	71,831	1,464,634
Humana, Inc.	20,042	1,784,139
Intel Corp.	143,868	3,800,993
International Business Machines Corp. (c)	40,626	7,824,568
International Game Technology	45,766	729,052
International Paper Co.	20,447	636,720
Intuit, Inc.	3,200	180,608
ITC Holdings Corp.	8,670	639,066
Johnson & Johnson	115,655	7,622,821
Johnson Controls, Inc.	24,308	772,265
JPMorgan Chase & Co.	160,571	5,989,298
Juniper Networks, Inc. (a)(c)	61,600	1,289,288
KBR, Inc.	38,174	1,226,912
KLA-Tencor Corp.	3,400	173,842
The Kroger Co.	6,800	161,568

Common Stocks	Shares	Value
United States (continued)
L-3 Communications Holdings, Inc.	2,800	$198,072
Lear Corp.	4,400	184,360
Liberty Global, Inc. (a)	3,100	142,228
Life Technologies Corp. (a)	26,790	1,297,440
Limited Brands, Inc.	4,249	177,863
Lincoln National Corp.	5,300	114,162
Lorillard, Inc.	7,219	775,248
Macy’s, Inc.	4,400	148,236
Marathon Oil Corp.	57,947	1,818,956
Marathon Petroleum Corp.	76,167	2,911,103
Marvell Technology Group Ltd. (a)	39,972	620,765
MasterCard, Inc., Class A	5,424	1,928,612
Mattel, Inc.	45,997	1,425,907
McDermott International, Inc. (a)	64,501	784,332
McDonald’s Corp. (c)	18,276	1,810,238
The McGraw-Hill Cos., Inc.	3,353	154,238
McKesson Corp.	21,044	1,719,716
Mead Johnson Nutrition Co.	34,919	2,587,149
Medco Health Solutions, Inc. (a)	26,463	1,641,235
Medtronic, Inc.	62,802	2,422,273
Merck & Co., Inc.	130,449	4,990,979
MetLife, Inc.	24,506	865,797
MetroPCS Communications, Inc. (a)	52,200	461,448
Mettler-Toledo International, Inc. (a)	4,364	765,882
Microsoft Corp.	404,786	11,953,331
Morgan Stanley	80,962	1,509,941
Motorola Mobility Holdings, Inc. (a)	25,174	972,472
Motorola Solutions, Inc.	16,559	768,503
Murphy Oil Corp.	3,400	202,640
Mylan, Inc. (a)	63,998	1,327,958
National Oilwell Varco, Inc.	51,584	3,816,184
NetApp, Inc. (a)(c)	33,700	1,271,838
Newmont Mining Corp.	84,435	5,191,064
NextEra Energy, Inc.	45,279	2,709,948
Northern Trust Corp.	16,925	697,479
NRG Energy, Inc. (a)(c)	35,699	602,599
Occidental Petroleum Corp. (c)	59,043	5,890,720
Oracle Corp. (c)	307,016	8,657,851
PACCAR, Inc.	14,784	653,453
Pall Corp.	8,474	505,728
Parker Hannifin Corp.	2,300	185,564
PerkinElmer, Inc.	28,804	690,720
Perrigo Co.	11,490	1,098,444
Pfizer, Inc.	307,252	6,575,193
PG&E Corp.	26,652	1,083,670
Philip Morris International, Inc.	34,311	2,565,433
Platinum Underwriters Holdings Ltd.	9,913	339,520
Polycom, Inc. (a)(c)	63,378	1,264,391
PPG Industries, Inc.	1,700	152,286
PPL Corp.	48,907	1,359,126
Praxair, Inc.	6,865	729,063
Precision Castparts Corp.	9,573	1,566,909
Principal Financial Group, Inc.	11,614	317,178

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
United States (continued)
The Procter & Gamble Co.		46,784	$2,949,263
The Progressive Corp.		27,214	551,900
Prudential Financial, Inc.		12,964	742,059
Pulte Group, Inc. (a)(b)		128,001	953,607
QEP Resources, Inc.		63,020	1,804,893
QUALCOMM, Inc. (c)		85,229	5,013,170
Quicksilver Resources, Inc. (a)(b)(c)		208,241	1,043,287
Ralph Lauren Corp.		800	121,600
Reinsurance Group of America, Inc.		2,600	141,674
RenaissanceRe Holdings Ltd.		9,730	711,360
Ross Stores, Inc.		2,600	132,132
Ryder System, Inc.		3,700	208,236
SanDisk Corp. (a)(c)		47,727	2,189,715
Sara Lee Corp. (c)		126,972	2,431,514
Schlumberger Ltd.		57,916	4,353,546
Seagate Technology (c)		41,300	873,082
Simon Property Group, Inc.		6,898	937,162
SM Energy Co.		22,138	1,606,776
The Southern Co.		51,392	2,341,420
Spirit AeroSystems Holdings, Inc., Class A (a)(b)		59,509	1,353,235
The St. Joe Co. (a)		218,897	3,495,785
State Street Corp.		54,427	2,132,450
Symantec Corp. (a)		74,536	1,281,274
Teradata Corp. (a)		4,526	242,413
Texas Instruments, Inc.		38,596	1,249,738
Thermo Fisher Scientific, Inc. (a)		24,401	1,290,813
Time Warner Cable, Inc.		12,034	887,146
Torchmark Corp.		3,550	162,129
The Travelers Cos., Inc.		45,243	2,637,667
Union Pacific Corp.		42,975	4,912,472
United Technologies Corp.		28,331	2,219,734
UnitedHealth Group, Inc.		34,502	1,786,859
Universal Health Services, Inc., Class B (c)		16,600	685,414
Unum Group		6,738	153,829
Urban Outfitters, Inc. (a)		4,500	119,250
U.S. Bancorp (c)		98,751	2,786,753
Valero Energy Corp.		52,315	1,255,037
Validus Holdings Ltd.		14,596	468,094
Vanguard Health Systems, Inc. (a)		32,100	359,199
Verizon Communications, Inc.		84,025	3,164,381
Vertex Pharmaceuticals, Inc. (a)(c)		38,431	1,420,025
Viacom, Inc., Class B		20,832	979,937
Visa, Inc., Class A		24,148	2,430,255
Wal-Mart Stores, Inc.		71,830	4,407,489
Walt Disney Co.		37,585	1,462,056
Waters Corp. (a)		15,762	1,364,516
Weatherford International Ltd. (a)		53,732	899,474
WellPoint, Inc.		40,455	2,602,066
Wells Fargo & Co.		140,071	4,091,474
Western Digital Corp. (a)		7,395	268,808
The Western Union Co.		7,200	137,520
Whiting Petroleum Corp. (a)		54,049	2,707,314
Wyndham Worldwide Corp.		3,500	139,160

Common Stocks	Shares		Value
United States (concluded)
Xerox Corp.		135,686	$1,051,566
XL Group Plc		146,393	2,967,386
			421,603,337
Total Common Stocks – 91.6%			795,783,925

Corporate Bonds	Par (000)
China — 0.0%
China Milk Products Group Ltd., 167.70%, 1/11/22 (f)(g)	USD	1,000	200,000
Hong Kong — 0.0%
FU JI Food and Catering Services Holdings Ltd., 0.01%, 10/18/10 (a)(g)(h)	CNY	10,800	102,719
India — 0.1%
REI Agro Ltd., 5.50%, 11/13/14 (d)	USD	1,235	938,600
Singapore — 0.3%
Olam International Ltd., 6.00%, 10/15/16 (f)		1,200	1,437,000
Wilmar International Ltd., 27.42%, 12/18/12 (f)(g)		700	868,000
Yanlord Land Group Ltd., 5.85%, 7/13/14 (f)	SGD	500	397,868
			2,702,868
United Kingdom — 0.3%
Lloyds TSB Bank Plc, 13.00% (i)	GBP	1,081	2,078,197
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (f)	USD	300	278,400
			2,356,597
Total Corporate Bonds – 0.7%			6,300,784

Investment Companies	Shares
United States — 3.3%
ETFS Gold Trust (a)		33,027	5,693,525
ETFS Palladium Trust (a)		11,273	765,437
ETFS Platinum Trust (a)		9,517	1,492,837
iShares Gold Trust (a)(j)		288,477	4,898,339
iShares Silver Trust (a)(j)		10,683	344,847
SPDR Gold Shares (a)		91,566	15,503,039
			28,698,024

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Investment Companies	Shares		Value
Vietnam — 0.0%
Vietnam Enterprise Investments Ltd., R Shares (a)		111,676	$215,535
Vinaland Ltd. (a)		358,148	206,830
			422,365
Total Investment Companies – 3.3%			29,120,389

Preferred Stocks
Switzerland — 0.1%
UBS AG, 9.38% (f)		35,110	610,517
United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%		24,100	651,182
United States — 0.1%
Crown Castle International Corp., 6.25% (f)		4,350	284,925
PPL Corp., 9.50% (f)		13,300	720,860
			1,005,785
Total Preferred Securities – 0.3%			2,267,484

US Treasury Obligations	Par (000)
US Treasury Notes, 0.63%, 7/31/12 (c)	USD	3,535	3,544,151
Total US Treasury Obligations – 0.4%			3,544,151

Warrants (k)	Shares
Canada — 0.0%
Kinross Gold Corp. (Expires 9/13/13) (b)		36,725	28,934
United States — 0.1%
Ford Motor Co. (Expires 1/01/13)		134,367	485,065
Total Warrants – 0.1%			513,999
Total Long-Term Investments
(Cost – $703,999,986) – 96.4%			837,530,732

Short-Term Securities	Beneficial Interest (000)		Value
Money Market Fund — 0.6%
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (j)(l)(m)	USD	5,674	$5,674,055

	Par (000)
Time Deposits — 0.0%
Canada — 0.0%
Brown Brothers Harriman & Co., 0.27%, 2/01/12	CAD	3	2,687
Europe — 0.0%
Brown Brothers Harriman & Co., 0.04%, 2/01/12	EUR	2	2,257
New Zealand — 0.0%
Brown Brothers Harriman & Co., 1.23%, 2/01/12	NZD	11	8,940
South Africa — 0.0%
Brown Brothers Harriman & Co., 4.35%, 2/01/12	ZAR	131	16,744
Total Time Deposits – 0.0%			30,628

US Treasury Obligations – 3.6%
US Treasury Bill (n):
0.01%, 3/22/12	USD	4,350	4,349,713
0.02%, 3/29/12		825	824,935
0.03%, 4/12/12		800	799,925
0.03%, 5/17/12		4,900	4,899,172
0.03%, 6/07/12		2,200	2,199,496
0.03%, 6/14/12		1,900	1,899,523
0.05%, 6/21/12		10,500	10,497,249
0.06%, 7/05/12		3,700	3,698,886
0.06%, 7/12/12		1,800	1,799,393
			30,968,292
Total Short-Term Securities
(Cost – $36,674,353) – 4.2%			36,672,975

Options Purchased	Contracts
Exchange-Traded Call Options — 0.0%
Quicksilver Resources, Inc., Strike Price USD 9, Expires 3/17/12		305	763
Exchange-Traded Put Options — 0.1%
ConocoPhillips, Strike Price USD 70, Expires 1/19/13		924	801,570

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Over-the-Counter Call Options — 0.0%
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 102.9, Expires 6/15/12, Broker Deutsche Bank AG	14,820	$4,105
Strike Price USD 104.71, Expires 6/15/12, Broker Goldman Sachs Bank USA	31,850	5,414
Strike Price USD 99.43, Expires 7/12/12, Broker Credit Suisse International	43,584	40,407
Taiwan Taiex Index:
Strike Price TWD 9,041.74, Expires 9/19/12, Broker JPMorgan Chase Bank NA	4,534	6,566
Strike Price TWD 9,047.46, Expires 9/19/12, Broker Citibank NA	6,808	7,986
Strike Price TWD 8,818.93, Expires 3/20/13, Broker Citibank NA	4,576	24,576
Strike Price TWD 8,807.55, Expires 6/19/13, Broker Credit Suisse International	4,585	39,156
Strike Price TWD 8,646.24, Expires 9/18/13, Broker Credit Suisse International	3,760	21,470
Strike Price TWD 8,807.55, Expires 9/18/13, Broker Credit Suisse International	2,293	16,945
Strike Price TWD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase Bank NA	7,510	54,654
		221,279
Total Options Purchased (Cost – $2,165,734) – 0.1%		1,023,612
Total Investments Before Structured Options and Options Written (Cost – $742,840,072*) – 100.7%		875,227,319

Over-the-Counter Structured Options	Units
S&P 500 Index, Initial Reference Strike Price 1,300.35, One written put strike 1,131.30, One call strike 1,379.67, Expires 3/16/12, Broker JPMorgan Chase Bank NA	3,768	4,849

Over-the-Counter Structured Options	Units	Value
Taiwan Taiex Index:
Initial Reference Strike Price TWD 8,571.82, One written put strike USD 243.41, One call strike USD 290.81, Expires 12/19/12, Broker Citibank NA	4,846	$(89,313)
Initial Reference Strike Price 8,775.89, One written put strike 7,345.42, 1.45 calls strike 8,775.89, Expires 12/19/12, Broker Citibank NA	4,767	(108,129)
Total Over-the-Counter Structured Options (Premiums Received – $—) – 0.0%		(192,593)

Options Written	Contracts
Exchange-Traded Call Options — (0.2)%
Activision Blizzard, Inc., Strike Price USD 12.5, Expires 1/19/13	207	(24,840)
AES Corp., Strike Price USD 12, Expires 2/18/12	82	(6,560)
American Eagle Outfitters, Inc., Strike Price USD 17, Expires 1/19/13	644	(57,960)
Apple, Inc., Strike Price USD 450, Expires 1/19/13	72	(390,780)
Applied Materials, Inc., Strike Price USD 12, Expires 7/21/12	1,099	(118,143)
Cisco Systems, Inc., Strike Price USD 20, Expires 1/19/13	275	(55,550)
Corning, Inc., Strike Price USD 17.5, Expires 1/19/13	1,201	(43,236)
Dell, Inc., Strike Price USD 15, Expires 1/19/13	249	(85,905)
Electronic Arts, Inc., Strike Price USD 20, Expires 1/19/13	345	(77,797)
EMC Corp., Strike Price USD 25, Expires 1/19/13	146	(46,355)
General Mills, Inc., Strike Price USD 42, Expires 4/21/12	198	(5,247)
International Business Machines Corp., Strike Price USD 200, Expires 1/19/13	65	(73,450)
Juniper Networks, Inc., Strike Price USD 23, Expires 7/21/12	616	(95,480)
McDonalds Corp., Strike Price USD 105, Expires 1/19/13	61	(20,740)
NetApp, Inc., Strike Price USD 42, Expires 1/19/13	337	(123,848)
NRG Energy, Inc., Strike Price USD 24, Expires 3/17/12	47	(117)

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Oracle Corp., Strike Price USD 30, Expires 1/19/13	447	$(111,080)
Polycom, Inc., Strike Price USD 27.5, Expires 7/21/12	229	(11,450)
QUALCOMM, Inc., Strike Price USD 65, Expires 4/21/12	108	(8,208)
SanDisk Corp., Strike Price USD 50, Expires 1/19/13	168	(89,040)
Sara Lee Corp., Strike Price USD 20, Expires 4/21/12	1,269	(50,760)
Seagate Technology Plc, Strike Price USD 17.5, Expires 1/19/13	172	(86,860)
Universal Health Services, Inc., Strike Price USD 40, Expires 7/21/12	166	(73,870)
U.S. Bancorp, Strike Price USD 30, Expires 6/16/12	209	(18,601)
Valeant Pharmaceuticals International, Inc., Strike Price USD 50, Expires 1/19/13	69	(46,920)
Vertex Pharmaceuticals, Inc.:
Strike Price USD 35, Expires 7/21/12	202	(116,150)
Strike Price USD 40, Expires 1/19/13	182	(103,740)
		(1,942,687)
Exchange-Traded Put Options — (0.1)%
CME Group, Inc.:
Strike Price USD 230, Expires 3/17/12	4	(2,680)
Strike Price USD 240, Expires 3/17/12	4	(4,300)
ConocoPhillips, Strike Price USD 55, Expires 1/19/13	924	(263,340)
Quicksilver Resources, Inc., Strike Price USD 6, Expires 3/17/12	305	(38,887)
		(309,207)
Over-the-Counter Call Options — 0.0%
American Eagle Outfitters, Inc., Strike Price USD 16, Expires 1/18/13, Broker Morgan Stanley & Co.	23,541	(25,263)
Beirsdorf AG, Strike Price USD 48, Expires 3/16/12, Broker Deutsche Bank AG	2,890	(1,837)
China Unicom (Hong Kong) Ltd., Strike Price USD 18.75, Expires 2/28/12, Broker Citibank NA	118,284	(25)
Mattel, Inc., Strike Price USD 33, Expires 1/18/13, Broker Morgan Stanley International	9,000	(13,107)
MSCI Europe Excluding United Kingdom Index, Strike Price USD 113.85, Expires 7/12/12, Broker Credit Suisse International	43,584	(689)

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
Unilever NV, Strike Price EUR 26, Expires 6/15/12, Broker Morgan Stanley International	27,180	$(29,526)
		(70,447)
Over-the-Counter Put Options — (0.2)%
American Eagle Outfitters:
Strike Price USD 11.75, Expires 3/16/12, Broker Morgan Stanley & Co.	33,950	(2,076)
Strike Price USD 12, Expires 3/16/12, Broker Morgan Stanley & Co.	84,836	(7,447)
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 98.12, Expires 6/15/12, Broker Deutsche Bank AG	14,820	(154,018)
Strike Price USD 99.84, Expires 6/15/12, Broker Goldman Sachs Bank USA	31,850	(387,933)
Strike Price USD 92.97, Expires 7/12/12, Broker Credit Suisse International	43,584	(316,869)
Taiwan Taiex Index:
Strike Price TWD 7,608.62, Expires 9/19/12, Broker JPMorgan Chase Bank NA	4,534	(121,576)
Strike Price TWD 7,758.2, Expires 9/19/12, Broker Citibank NA	6,808	(212,693)
Strike Price TWD 7,557.82, Expires 3/20/13, Broker Citibank NA	4,576	(156,933)
Strike Price TWD 7,574.49, Expires 6/19/13, Broker Credit Suisse International	4,585	(171,021)
Strike Price TWD 6,957.96, Expires 9/18/13, Broker Credit Suisse International	2,293	(74,729)
Strike Price TWD 7,176.38, Expires 9/18/13, Broker Credit Suisse International	2,279	(84,209)
Strike Price TWD 7,180.59, Expires 12/18/13, Broker JPMorgan Chase Bank NA	4,551	(184,538)
		(1,874,042)
Total Options Written (Premiums Received – $3,801,611) – (0.5)%		(4,196,383)
Total Investments, Net of Structured Options and Options Written – 100.2%		870,838,343
Liabilities in Excess of Other Assets – (0.2)%		(1,998,782)
Net Assets – 100.0%		$868,839,561

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$756,773,134
Gross unrealized appreciation	$174,910,803
Gross unrealized depreciation	(56,456,618)
Net unrealized appreciation	$118,454,185

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)	Convertible security.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Security is perpetual in nature and has no stated maturity date.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

(j)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at October 31, 2011	Beneficial Interest/ Shares Purchased	Beneficial Interest/ Shares Sold	Beneficial Interest/ Shares Held at January 31, 2012	Value at January 31, 2012	Realized Gain	Income

BlackRock Liquidity Series, LLC Money Market Series	$2,983,236	$2,690,8191	—	$5,674,055	$5,674,055	—	$52
iShares Gold Trust	373,094	—	84,617	288,477	$4,898,339	$944,887	—
iShares Silver Trust	11,200	—	587	10,683	$361,536	$8,355	—

[1]	Represents net shares/beneficial interest purchased.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Security was purchased with the cash collateral from loaned securities.

(m)	Represents the current yield as of report date.

(n)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SGD	Singapore Dollar
SPDR	Standard and Poor’s Depositary Receipts
THB	Thai Baht
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

•	Financial futures contracts purchased as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
3	Hang Seng Index	Hong Kong Futures Exchange	February 2012	$393,737	$(519)
3	Dax Index	Eurex	March 2012	$634,584	52,353
80	DJ Euro Stoxx 50 Index	Eurex	March 2012	$2,532,384	211,563
2	FTSE 100 Index	LIFFE	March 2012	$177,892	8,677
46	Nikkei 225 Index	Tokyo Stock Exchange	March 2012	$2,655,471	52,895
30	S&P 500 Index	Chicago Mercantile	March 2012	$9,811,500	577,819
6	S&P/TSE 60 Index	Toronto Stock Exchange	March 2012	$847,432	59,214
8	SPI 200 Index	Australian Securities Exchange	March 2012	$897,307	22,224
Total					$984,226

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	11,890	USD	6,806	Brown Brothers Harriman & Co.	2/01/12	$(1)
USD	664	CAD	666	Brown Brothers Harriman & Co.	2/01/12	(1)
USD	315,024	GBP	200,767	Credit Suisse Securities (USA) LLC	2/01/12	(1,345)
USD	3,264	THB	101,575	Brown Brothers Harriman & Co.	2/01/12	(20)
USD	76,552	BRL	133,276	Brown Brothers Harriman & Co.	2/02/12	272
USD	2,019	CAD	2,023	Brown Brothers Harriman & Co.	2/02/12	2
USD	302,248	GBP	191,844	Credit Suisse Securities (USA) LLC	2/02/12	(60)
USD	6,352	MYR	19,404	Brown Brothers Harriman & Co.	2/02/12	(27)
USD	4,540	THB	141,271	Brown Brothers Harriman & Co.	2/02/12	(29)
USD	4,999	MYR	15,131	Brown Brothers Harriman & Co.	2/03/12	25
USD	3,877	THB	120,391	Brown Brothers Harriman & Co.	2/03/12	(16)
EUR	317,075	USD	407,000	Brown Brothers Harriman & Co.	2/23/12	7,765
USD	7,575,000	EUR	5,916,226	Brown Brothers Harriman & Co.	2/23/12	(164,017)
CAD	3,155,995	USD	3,108,681	Brown Brothers Harriman & Co.	2/27/12	36,932
CHF	4,081,727	USD	4,332,492	Brown Brothers Harriman & Co.	2/27/12	103,254
JPY	751,961,493	USD	9,792,440	Brown Brothers Harriman & Co.	2/27/12	75,854
USD	10,373,177	GBP	6,669,941	Brown Brothers Harriman & Co.	2/27/12	(135,252)
Total						$(76,664)

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2012	13

Consolidated Schedule of Investments (concluded)	BlackRock Global Dynamic Equity Fund

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Long -Term Investments
Common Stocks
Argentina	$1,485,659	—	—	$1,485,659
Australia	—	$14,477,452	—	14,477,452
Austria	—	265,164	—	265,164
Belgium	—	764,442	—	764,442
Brazil	30,818,711	—	—	30,818,711
Canada	34,563,424	—	602	34,564,026
Chile	636,918	—	—	636,918
China	429,825	13,975,870	—	14,405,695
Egypt	709,764	—	—	709,764
France	3,005,976	15,597,585	—	18,603,561
Germany	264,678	27,488,584	—	27,753,262
Hong Kong	—	8,365,820	—	8,365,820
India	—	6,120,686	—	6,120,686
Indonesia	—	1,297,952	—	1,297,952
Ireland	918,502	—	—	918,502
Israel	3,276,744	—	—	3,276,744
Italy	—	5,920,752	—	5,920,752
Japan	—	85,954,031	—	85,954,031
Kazakhstan	1,366,305	23,695	—	1,390,000
Luxembourg	—	178,200	—	178,200
Malaysia	—	2,186,078	—	2,186,078
Mexico	3,015,620	—	—	3,015,620
Netherlands	902,497	4,027,240	—	4,929,737
Norway	—	2,803,338	—	2,803,338
Philippines	576,889	—	—	576,889
Portugal	—	332,869	—	332,869
Russia	7,456,168	3,647,617	—	11,103,785
Singapore	—	10,513,202	—	10,513,202
South Africa	2,940,092	590,787	—	3,530,879
South Korea	2,729,761	7,860,656	—	10,590,417
Spain	298,753	2,450,895	—	2,749,648
Sweden	—	1,107,396	—	1,107,396
Switzerland	760,571	11,374,460	—	12,135,031
Taiwan	1,593,373	5,656,590	—	7,249,963
Thailand	3,484,671	—	—	3,484,671
Turkey	—	3,114,950	—	3,114,950
United Kingdom	10,205,369	26,643,405	—	36,848,774
United States	421,603,337	—	—	421,603,337
Corporate Bonds	—	5,059,465	1,241,319	6,300,784
Investment Companies	28,904,854	215,535	—	29,120,389
Preferred Stocks	1,656,967	610,517	—	2,267,484
US Treasury Obligations	—	3,544,151	—	3,544,151
Warrants	513,999	—	—	513,999
Short-Term Securities :
Money Market Funds	—	5,674,055	—	5,674,055
Time Deposits	—	30,628	—	30,628
US Treasury Obligations	—	30,968,292	—	30,968,292
Total	$564,119,427	$308,842,359	$1,241,921	$874,203,707

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	$1,787,078	—	$226,128	$2,013,206
Foreign currency exchange Contracts	—	$224,104	—	224,104
Liabilities:
Equity Contracts	(2,252,412)	(79,257)	(2,062,675)	(4,394,344)
Foreign currency exchange Contracts	—	(300,768)	—	(300,768)
Total	$(465,334)	$(155,921)	$(1,836,547)	$(2,457,802)

[1]

Derivative financial instruments are financial futures contracts, foreign currency exchange contracts, structured options and options. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and structured options and options are shown at value.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2012	14

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Dynamic Equity Fund

Date: March 23, 2012